Revenue	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue

15. Revenue

Disaggregated revenue by type consisted of the following:

	For the six months ended September 30,
	2024	2023
Online VIP membership revenue	$106,869	$1,135,548
Online SVIP membership revenue	2,847	342,925
Technology services revenue	9,302	15,236
Total	$119,018	$1,493,709